Award Timing Disclosure	12 Months Ended
Dec. 29, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	he Compensation Committee’s practice is to (i) grant stock options and other equity incentives for current employees annually on the second business day following the filing of our Annual Report on Form 10-K for the preceding fiscal year, and (ii) grant stock options and other equity incentives for newly hired individuals on the second business day following the first to occur of (1) the filing of our Annual Report on Form 10-K for the preceding fiscal year or (2) the filing of our Quarterly Report on Form 10-Q for the preceding fiscal quarter, in each case following the date of hire. From time to time, the Compensation Committee may also determine to make special awards, or approve vesting terms that differ from the annual grant terms. The Compensation Committee may also impose holding periods or other vesting terms and conditions as it deems necessary or appropriate. The annual and other grants of stock options and other equity incentive awards, as applicable, is made without regard to the timing of the release of any other material information that may not be contained in our Annual Report on Form 10-K, as well as without regard to whether possible positive or negative information is contained in the Annual Report on Form 10-K.
Award Timing Method	he Compensation Committee’s practice is to (i) grant stock options and other equity incentives for current employees annually on the second business day following the filing of our Annual Report on Form 10-K for the preceding fiscal year, and (ii) grant stock options and other equity incentives for newly hired individuals on the second business day following the first to occur of (1) the filing of our Annual Report on Form 10-K for the preceding fiscal year or (2) the filing of our Quarterly Report on Form 10-Q for the preceding fiscal quarter, in each case following the date of hire
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	of stock options and other equity incentive awards, as applicable, is made without regard to the timing of the release of any other material information that may not be contained in our Annual Report on Form 10-K, as well as without regard to whether possible positive or negative information is contained in the Annual Report on Form 10-K.